Other Operating Expense, Net (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other Income and Expenses [Abstract]
Restructuring programs	$ 99.3	$ 149.1	$ 38.1
(Gain) loss on divestitures	0.0	(14.3)	86.0
Other	0.3	0.9	1.1
Total other operating expense, net	$ 99.6	$ 135.7	$ 125.2